Shareholder Report, Holdings (Details) - C000261163	Mar. 31, 2026
BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BHQPSY7 | Contemporary Amperex Technology Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BG0ZMJ9 | Xiaomi Corp, Class B
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BFFJRM7 | Zhongji Innolight Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BGJW376 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BM93SF4 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BD5CQ69 | BYD Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BD761B9 | Eoptolink Technology Inc Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BHQK864 | Shenzhen Mindray Bio-Medical Electronics Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	37.60%
China
Holdings [Line Items]
Percent of Net Asset Value	60.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%